Cover Page	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Amendment Flag	false
Document Transition Report	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Registrant Name	Nomura Holdings, Inc.
Entity Central Index Key	0001163653
Document Accounting Standard	U.S. GAAP
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Shell Company Report	false
Entity Address, Address Line One	13-1, Nihonbashi 1-chome
Entity Address, City or Town	Chuo-ku
Entity Address, Postal Zip Code	103-8645
Entity File Number	1-15270
Entity Incorporation, State or Country Code	M0
Entity Address, Country	JP
Document Registration Statement	false
Entity Common Stock, Shares Outstanding	2,901,337,224
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young ShinNihon LLC
Auditor Firm ID	789
Auditor Location	Tokyo, Japan
Document Financial Statement Error Correction [Flag]	false
ADS [Member]
Document Information [Line Items]
Trading Symbol	NMR
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	13-1, Nihonbashi 1-chome
Entity Address, City or Town	Chuo-ku
Entity Address, Postal Zip Code	103-8645
Entity Address, Country	JP
Contact Personnel Name	Hiroyuki Moriuchi
City Area Code	3
Country Region	81
Local Phone Number	5255-1000